Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2017:

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investment	—	62,380,000	—	62,380,000

Long-term available-for-sale debt securities	—	—	49,468,402	49,468,402

The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2018:

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investment	—	265,869,717	—	265,869,717

Long-term available-for-sale debt securities	—	—	50,564,859	50,564,859

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:

Short-term investment	—	38,669,147	—	38,669,147

Long-term available-for-sale debt securities	—	—	7,354,354	7,354,354

Summary of Fair Value of Financial Liabilities Measured and Recorded at Amortized Cost

The following table summarizes the fair value of the Company’s financial liabilities measured and recorded at amortized cost as of December 2017 and 2018.

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Long-term debts
Trust borrowings	—	50,000,000	—	50,000,000
Securitization debts payable	—	141,444,141	—	141,444,141

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Short-term debts
Short-term borrowings	—	660,000,000	—	660,000,000

Long-term debts
Long-term borrowings	—	19,202,803	—	19,202,803
Securitization debt payables	—	146,702,116	—	146,702,116
Factoring and subleasing debt payables	—	128,068,458	—	128,068,458
Co-financing debt payables	—	596,014,014	—	596,014,014
Trust borrowings	—	50,000,000	—	50,000,000

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Liabilities:
Short-term debts
Short-term borrowings	—	95,993,020	—	95,993,020

Long-term debts
Long-term borrowings	—	2,792,932	—	2,792,932
Securitization debt payables	—	21,336,938	—	21,336,938
Factoring and subleasing debt payables	—	18,626,785	—	18,626,785
Co-financing debt payables	—	86,686,643	—	86,686,643
Trust borrowings	—	7,272,197	—	7,272,197

Summary of Significant Unobservable Inputs

Significant Unobservable Inputs

Financial Assets	Unobservable	As of December 31, 2017 Weighted -Average	As of December 31, 2018 Weighted -Average
Available-for-sale debt securities	Discount rate	7.76%	6.35%

Summary of Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis using Unobservable Inputs

The following table presents a reconciliation of all financial assets measured at fair value on a recurring basis using unobservable inputs (level 3):

	As of December 31
	2017	2018
	RMB	RMB	US$
Balance at January 1	122,400,000	49,468,402	7,194,881
Additions during the period	155,000,000	—	—
Unrealized fair value (loss) included in other comprehensive income	(531,598)	1,096,457	159,473
Disposals during the period	(227,400,000)	—	—

Balance at December 31	49,468,402	50,564,859	7,354,354